Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Profit or loss and assets for reportable segment	The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal years ended December 31,
	2022	2021	2020
Revenues:
Brazil	$1,429,105	$1,002,781	$862,748
NOLAD	920,189	780,866	584,646
SLAD	1,269,608	876,294	536,825
Total revenues	$3,618,902	$2,659,941	$1,984,219

Adjusted EBITDA:
Brazil	$242,346	$175,603	$76,155
NOLAD	95,290	85,323	41,496
SLAD	134,253	77,573	830
Total reportable segments	471,889	338,499	118,481
Corporate and others (i)	(85,325)	(66,741)	(50,370)
Total adjusted EBITDA	$386,564	$271,758	$68,111

	For the fiscal years ended December 31,
	2022	2021	2020
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$386,564	$271,758	$68,111

(Less) Plus items excluded from computation that affect operating income (loss):
Depreciation and amortization	(119,777)	(120,394)	(126,853)
Gains from sale, insurance recovery and contribution in equity method investment of property and equipment	1,949	4,876	4,210
Write-offs of property and equipment	(3,143)	(3,094)	(4,501)
Impairment of long-lived assets	(1,171)	(1,573)	(6,636)
Impairment of goodwill	—	—	(1,085)
Reorganization and optimization plan expenses	—	(12,054)	—
Operating income (loss)	264,422	139,519	(66,754)
(Less) Plus:
Net interest expense and other financing results	(43,750)	(49,546)	(33,392)
Loss from derivative instruments	(10,490)	(5,183)	(2,297)
Foreign currency exchange results	16,501	(9,189)	(31,707)
Other non-operating (expenses) income, net	(287)	2,185	2,296
Income tax expense	(85,476)	(31,933)	(17,532)
Net income attributable to non-controlling interests	(577)	(367)	(65)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$140,343	$45,486	$(149,451)

	For the fiscal years ended December 31,
	2022	2021	2020
Depreciation and amortization:
Brazil	$55,003	$54,883	$59,466
NOLAD	32,377	34,810	35,812
SLAD	25,932	26,188	27,459
Total reportable segments	113,312	115,881	122,737
Corporate and others (i)	7,134	5,372	5,288
Purchase price allocation (ii)	(669)	(859)	(1,172)
Total depreciation and amortization	$119,777	$120,394	$126,853

Property and equipment expenditures:
Brazil	$68,661	$50,217	$39,127
NOLAD	69,966	23,800	17,250
SLAD	78,162	40,640	29,934
Others	326	342	—
Total property and equipment expenditures	$217,115	$114,999	$86,311

	As of December 31,
	2022	2021
Total assets:
Brazil	$1,161,940	$1,083,700
NOLAD	753,453	679,682
SLAD	647,852	566,208
Total reportable segments	2,563,245	2,329,590
Corporate and others (i)	174,486	134,020
Purchase price allocation (ii)	(101,101)	(102,353)
Total assets	$2,636,630	$2,361,257

(i)Primarily relates to corporate general and administrative expenses, corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31, 2022, corporate assets primarily include cash and cash equivalents, short-term investments and derivatives. As of December 31, 2021, corporate assets primarily include cash and cash equivalents, derivatives and lease right of use.
(ii)Relates to the purchase price allocation adjustment made at corporate level, which reduces the accounting value of our long-lived assets (excluding Lease right of use) and goodwill and the corresponding depreciation and amortization. As of December 31, 2022 and 2021, primarily related with the reduction of goodwill.